Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
T. Rowe Price Institutional Global Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Institutional Global Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period of July 26, 2012 through October 31, 2012, the fund’s portfolio turnover rate was 13.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities issued by companies throughout the world. The percentage of assets allocated to investments outside the U.S. will vary according to the portfolio manager's outlook. However, under normal conditions, at least 40% of the fund's net assets will be invested in companies outside the U.S. (and at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable). The fund invests in companies across a broad range of industries in the U.S. and developed markets and, to a lesser extent, emerging markets. Although the fund may invest in companies of any size, investments will generally be made in stocks of large- and mid-cap companies.

While the fund invests with an awareness of the global economic landscape and the outlook for certain industries and countries, stock selection is driven mainly by fundamental research that seeks to identify companies that are undervalued but have the potential for improving earnings over time. The fund's value approach to investing relies on a global research team that searches for companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:
  low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company's peers or its own historical norm;
  low valuation relative to a company's growth potential;
  companies that may benefit from restructuring activity or other turnaround opportunities;
  a sound balance sheet and other positive financial characteristics; and
  above-average dividend yield and/or the potential to grow dividends.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
T. Rowe Price Institutional Global Value Equity Fund | T. Rowe Price Institutional Global Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	3.45%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.10%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.35%	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	939

[1]	Other expenses are estimated for the current fiscal year.
[2]	T. Rowe Price Associates, Inc. has agreed (through February 28, 2014) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 0.75%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.75% (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees).